11. Going Concern (Details Narrative) (Q2) (USD $)	15 Months Ended			6 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Quarter 2 [Member]	Dec. 31, 2013 Quarter 2 [Member]
Net Loss				$ (601,399)
Net Cash Used in Operations	685,729			321,818
Working Capital Deficit				2,291,849
Total Stockholders' deficit		$ (2,325,072)	$ (879,315)	$ (4,427,531)	$ (2,360,512)